Related Parties	12 Months Ended
Dec. 31, 2023
Related Parties [Abstract]
RELATED PARTIES
18	RELATED PARTIES

i)	Transactions with key management personnel

a)	Key management personnel compensation

Compensation to Directors and executive officers of the Group comprised the following:

	2023	2022	2021
	USD	USD	USD
Short-term employee benefits	449,068	503,155	460,475

b)	Key management personnel transactions

The aggregate value of transactions and outstanding balances related to key management personnel and entities over which they have control or significant influence were as follows.

	Transaction values for the years ended December 31,			Balance outstanding as at December 31,
	2023	2022	2021	2023	2022
	USD	USD	USD	USD	USD
(Repayment from)/loan to a shareholder, net	(458,403)	1,035,306	(870,102)	-	457,312
Interest paid by a shareholder on behalf of the Company*	(59,559)	-	-	(59,559)	-
Rental expenses to a related party and rental payable to a director**	31,311	25,769	31,258	(2,654)	(74,292)

*	The CEO paid the interest of convertible note on behalf of the Company on March 1, 2023 with an amount of $59,559.

**	Amount due to this related party represents the lease payable to the employee dormitory rented from a director.

ii)	Other related party transactions

	Transaction values for the years ended December 31,			Balance outstanding as at December 31,
	2023	2022	2021	2023	2022
	USD	USD	USD	USD	USD
Advance to a related party	-	25,167	744	-	27,253
Upkeeping and maintenance service provided by a related party and payable to a related party	(40,083)	(26,659)	-	(5,308)	(27,253)
Payment on behalf of the Company by a related party	-	-	(60,394)	-	(60,351)
Landscape crew outsourcing service provided to a related party and receivable from a related party	32,153	-	60,394	31,298	60,351
Outdoor landscape service provided by a related party and payable to a related party	(6,143)	-	-	-	-
YY App license grant service provided to a related party and receivable from a related party	111,823	-	-	-	-

*	Both of the transactions are provided by/to the same related party. The Company and the related party signed an agreement on December 31, 2022 to offset the balances of $27,253.

**	Both of the transactions are provided by/to the same related party. The Company and the related party signed an agreement on December 31, 2022 to offset the balances of $60,351.